Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 8,634,011	¥ 9,909,272
Liabilities	9,516,233	11,877,473
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,871,606,180	1,849,478,491
Assets	7,866,858	9,155,891
Liabilities	7,224,420	8,707,303
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,607,224,581	1,605,292,805
Assets	4,618,521	5,800,416
Liabilities	4,773,362	6,767,410
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	111,714,694	120,819,693
Assets	13,945	15,729
Liabilities	18,593	34,583
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	143,236,288	143,990,400
Assets	26,970	28,161
Liabilities	21,432	12,567
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	26,894,445	32,422,848
Assets	1,456	433
Liabilities	3,013	728
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,056,213,639	1,032,971,282
Assets	3,870,199	4,871,182
Liabilities	3,577,522	4,870,581
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	269,165,515	275,088,582
Assets	705,951	884,911
Liabilities	1,152,802	1,848,951
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	257,803,154	237,338,471
Assets	3,089,301	3,273,460
Liabilities	2,334,683	1,754,088
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		11
Liabilities		185
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	116,945,634	115,966,592
Assets	1,151,079	1,251,720
Liabilities	1,469,477	1,163,114
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	129,238,559	110,747,232
Assets	1,717,653	1,832,664
Liabilities	615,651	327,555
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,618,961	10,624,636
Assets	220,569	189,076
Liabilities	249,555	263,234
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,105,951	3,386,924
Assets	122,371	50,587
Liabilities	69,932	145,501
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,837,203	2,069,970
Assets	17,418	13,497
Liabilities	43,801	30,860
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	511,086	667,923
Assets	14,490	19,943
Liabilities	18,632	27,585
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	395,941	387,100
Assets	77,458	11
Liabilities	3	73,285
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	39,121	25,202
Assets	227	79
Liabilities	1,689	589
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	322,600	236,729
Assets	12,778	17,057
Liabilities	5,807	13,182
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	162,948	122,535
Assets	7,044	8,748
Liabilities	6,095	7,544
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	87,392	52,984
Assets	2,292	1,905
Liabilities	2,292	1,734
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	66,778	62,138
Assets	4,688	6,787
Liabilities	3,665	5,669
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	8,778	7,413
Assets	64	56
Liabilities	138	141
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,309,546	3,337,756
Assets	29,621	22,680
Liabilities	40,348	32,760
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	91,092,570	88,904,030
Assets	767,153	753,381
Liabilities	2,291,813	3,170,170
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	72,130,274	68,026,939
Assets	529,627	622,922
Liabilities	935,847	919,304
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,448,479	12,514,178
Assets	4,380	1,856
Liabilities	9,335	833
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	60,483,275	55,302,412
Assets	525,247	621,066
Liabilities	900,950	883,197
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	198,520	210,349
Liabilities	25,562	35,274
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	18,962,296	20,877,091
Assets	237,526	130,459
Liabilities	1,355,966	2,250,866
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,050,261	7,216,977
Assets	125,750	48,913
Liabilities	144,704	309,833
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,912,035	13,660,114
Assets	111,776	81,546
Liabilities	¥ 1,211,262	¥ 1,941,033